Contingencies and commitment	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Contingencies and commitment

15 Contingencies and commitment

Operating lease:

The company entered into lease agreements to rent the office premises for its own use. The office lease agreements included Vision exchange office unit #07-04, #07-06, #07-07 and #07-08 in Singapore and Icon 4 Tower office #234A in Vietnam. The company also entered into lease agreements to rent one clinic and pharmacy each for business operation purpose. The monthly lease fee for all these premises are approximately equivalent to $21,000, and the tenancy periods range about 1 -2 years. The company accounted for the lease arrangements under operating leases.